NON-CONTROLLING INTERESTS - Schedule of Certain Financial Information of Operating Subsidiaries (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 MW
Disclosure of subsidiaries [line items]
Revenues	$ 6,407	$ 5,876	$ 5,038
Net (loss) income	712	(9)	616
Total comprehensive income (loss)	$ 3,851	3,348	2,036
Hydro power capacity | MW	833			45
448 MW Hydroelectric Portfolio, United States
Disclosure of subsidiaries [line items]
Hydro power capacity | MW	448
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net (loss) income	$ 627	353	619
Net income (loss) allocated to non-controlling interests	627	353	619
Total
Disclosure of subsidiaries [line items]
Revenues	5,629	5,183	4,284
Net (loss) income	609	532	914
Total comprehensive income (loss)	3,992	3,961	2,529
Net income (loss) allocated to non-controlling interests	$ 627	353	619
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Revenues	$ 0	4	51
Net (loss) income	0	33	31
Total comprehensive income (loss)	0	35	(15)
Net income (loss) allocated to non-controlling interests	$ 0	$ 22	$ 27
Brookfield Americas Infrastructure Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%	78.00%
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 168	$ 197	$ 187
Net (loss) income	54	(21)	45
Total comprehensive income (loss)	(14)	(135)	108
Net income (loss) allocated to non-controlling interests	$ 33	$ (11)	$ 27
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%	43.00%	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	58.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%	60.00%	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 170	$ 176	$ 192
Net (loss) income	20	5	79
Total comprehensive income (loss)	(457)	(80)	306
Net income (loss) allocated to non-controlling interests	$ 15	$ 4	$ 56
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	35.00%	23.00%	69.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%	71.00%	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Revenues	$ 544	$ 585	$ 533
Net (loss) income	185	44	46
Total comprehensive income (loss)	235	(119)	362
Net income (loss) allocated to non-controlling interests	$ 132	$ 33	$ 43
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties		38.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%		71.00%
Revenues	$ 98	$ 188	$ 45
Net (loss) income	(126)	85	411
Total comprehensive income (loss)	(207)	1,650	411
Net income (loss) allocated to non-controlling interests	(80)	$ 63	291
Brookfield Infrastructure Fund V | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		72.00%
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Revenues	348	$ 180	145
Net (loss) income	350	(85)	26
Total comprehensive income (loss)	793	406	409
Net income (loss) allocated to non-controlling interests	$ 307	$ 22	$ 20
Brookfield Global Transition Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%
Brookfield Global Transition Fund I | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		77.00%	77.00%
Brookfield Global Transition Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Global Transition Fund I | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		80.00%	80.00%
Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%
Revenues	$ 23	$ 9	$ 0
Net (loss) income	(58)	(11)	(1)
Total comprehensive income (loss)	2	(9)	(1)
Net income (loss) allocated to non-controlling interests	$ (56)	$ (8)	$ 0
Brookfield Global Transition Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%
Brookfield Global Transition Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%	57.00%
Brookfield Global Transition Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Global Transition Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%	80.00%	51.00%
Neoen
Disclosure of subsidiaries [line items]
Revenues	$ 792	$ 0	$ 0
Net (loss) income	312	(17)	0
Total comprehensive income (loss)	1,472	(39)	0
Net income (loss) allocated to non-controlling interests	$ 290	$ (10)	0
Neoen | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Neoen | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	93.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%	50.00%
Revenues	$ 135	$ 123	130
Net (loss) income	42	30	31
Total comprehensive income (loss)	327	(59)	28
Net income (loss) allocated to non-controlling interests	$ 22	16	16
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
U.S. Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Revenues	$ 118	124	158
Net (loss) income	15	2	77
Total comprehensive income (loss)	0	(488)	(181)
Net income (loss) allocated to non-controlling interests	$ 5	$ 2	$ 37
U.S. Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
U.S. Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries | Brookfield American Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	58.50%
U.S. Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	49.90%
U.S. Hydroelectric Portfolio | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	49.90%
U.S. Hydroelectric Portfolio | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	83.50%
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%	25.00%	25.00%
Revenues	$ 138	$ 129	$ 102
Net (loss) income	56	49	27
Total comprehensive income (loss)	318	37	40
Net income (loss) allocated to non-controlling interests	$ 14	12	7
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Isagen
Disclosure of subsidiaries [line items]
Revenues	$ 1,293	1,489	1,285
Net (loss) income	186	191	186
Total comprehensive income (loss)	1,858	1,712	1,331
Net income (loss) allocated to non-controlling interests	$ 133	148	144
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Interests held by third parties	55.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
Isagen | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	62.70%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	41.70%
Revenues	$ 985	1,199	1,213
Net (loss) income	(181)	131	(27)
Total comprehensive income (loss)	(388)	48	(93)
Net income (loss) allocated to non-controlling interests	$ (86)	45	(43)
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	34.90%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	42.00%
Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Revenues	$ 97	97	13
Net (loss) income	(32)	10	2
Total comprehensive income (loss)	67	31	(4)
Net income (loss) allocated to non-controlling interests	$ (1)	5	1
Onpath | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	62.60%
Onpath | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Onpath | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Onpath | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 720	683	230
Net (loss) income	(214)	86	(19)
Total comprehensive income (loss)	(14)	971	(172)
Net income (loss) allocated to non-controlling interests	$ (101)	$ 10	$ (7)
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	1.80%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	57.00%